17. Investments (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfChangesInEquityAttributableToNoncontrollingShareholdersLineItems [Line Items]
Equity attributable to non-controlling shareholders, beginning	R$ 302,661	R$ 260,044	R$ 317,953
Net income (loss)	36,941	84,629	(21,300)
Other comprehensive income	154	(123)	65
Deliberation of additional dividends proposed		(11,053)	(23,072)
Distribution of dividends with retained earnings			(9,342)
Dividends	(36,467)	(30,836)	(4,260)
Equity attributable to non-controlling shareholders, ending	303,289	302,661	260,044
Compagas
DisclosureOfChangesInEquityAttributableToNoncontrollingShareholdersLineItems [Line Items]
Equity attributable to non-controlling shareholders, beginning	194,901	146,818	144,904
Net income (loss)	29,213	55,837	2,425
Other comprehensive income	91	(123)	65
Deliberation of additional dividends proposed		0	0
Distribution of dividends with retained earnings			0
Dividends	(11,243)	(7,631)	(576)
Equity attributable to non-controlling shareholders, ending	212,962	194,901	146,818
Elejor
DisclosureOfChangesInEquityAttributableToNoncontrollingShareholdersLineItems [Line Items]
Equity attributable to non-controlling shareholders, beginning	18,518	23,910	22,200
Net income (loss)	22,899	28,866	14,736
Other comprehensive income	0	0	0
Deliberation of additional dividends proposed		(11,053)	0
Distribution of dividends with retained earnings			(9,342)
Dividends	(25,224)	(23,205)	(3,684)
Equity attributable to non-controlling shareholders, ending	16,193	18,518	23,910
UEG Araucária
DisclosureOfChangesInEquityAttributableToNoncontrollingShareholdersLineItems [Line Items]
Equity attributable to non-controlling shareholders, beginning	89,242	89,316	150,849
Net income (loss)	(15,171)	(74)	(38,461)
Other comprehensive income	63	0	0
Deliberation of additional dividends proposed		0	(23,072)
Distribution of dividends with retained earnings			0
Dividends	0	0	0
Equity attributable to non-controlling shareholders, ending	R$ 74,134	R$ 89,242	R$ 89,316